INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2022	NexPoint Climate Tech Fund

Shares		Value ($)
Common Stock — 80.4%
CONSUMER STAPLES — 7.4%
6,000	Darling Ingredients, Inc.(a)(b)	375,540
32,400	Primo Water Corp.	503,496

		879,036

ENERGY — 4.5%
27,200	Clean Energy Fuels Corp.(a)	141,440
9,300	New Fortress Energy, Inc., Class A(c)	394,506

		535,946

FINANCIALS — 4.9%
2,437,000	Alpha Services and Holdings ADR	572,573

HEALTHCARE — 1.5%
23,381	Heron Therapeutics, Inc.(a)(b)	58,452
64,770	Paratek Pharmaceuticals, Inc.(a)	121,120

		179,572

INDUSTRIALS — 20.5%
3,000	Advanced Drainage Systems, Inc.	245,910
12,600	Bloom Energy Corp., Class A(a)(b)(c)	240,912
22,100	ChargePoint Holdings, Inc.(a)(c)	210,613
3,200	Chart Industries, Inc.(a)(c)	368,736
10,000	FREYR Battery(a)(c)	86,800
39,000	Genuit Group PLC	131,826
1,229	MasTec, Inc.(a)	104,871
20,000	Planet Labs PBC(a)	87,000
79,500	ReneSola Ltd. ADR(a)	359,340
32,000	Stem, Inc.(a)(c)	286,080
12,600	Sunrun, Inc.(a)	302,652

		2,424,740

INFORMATION TECHNOLOGY — 5.5%
4,144	Itron, Inc.(a)(c)	209,894
1,530	SolarEdge Technologies, Inc.(a)(b)	433,403

		643,297

MATERIALS — 18.5%
17,050	Aspen Aerogels, Inc.(a)(b)	201,020
20,000	Ecovyst, Inc.(a)	177,200
5,600	Minerals Technologies, Inc.(b)	340,032
9,200	MP Materials Corp.(a)	223,376
250,000	MPM Holdings, Inc.(a)(d)	1,250,000

		2,191,628

REAL ESTATE — 0.0%
10,266	Spirit MTA, REIT(e)	1,018

UTILITIES — 17.6%
40,000	Altus Power, Inc., Class A(a)	260,800
13,500	Atlantica Sustainable Infrastructure PLC	349,650
11,400	Brookfield Renewable Partners L.P.	288,876
6,000	Clearway Energy, Inc., Class C	191,220
5,600	NextEra Energy Partners L.P.(c)	392,504
1,800	NextEra Energy, Inc.	150,480
2,375	Orsted	214,065

Shares		Value ($)
Common Stock (continued)
UTILITIES (continued)
12,920	Sunnova Energy International, Inc.(a)(b)	232,689

		2,080,284

	Total Common Stock (Cost $10,696,891)	9,508,094

Preferred Stock — 3.6%
UTILITIES — 3.6%
8,500	NextEra Energy, Inc. 6.93%, 09/01/2025	426,615

	Total Preferred Stock (Cost $421,028)	426,615

Master Limited Partnership — 3.3%
ENERGY — 3.3%
32,972	Energy Transfer L.P.	391,378

	Total Master Limited Partnership (Cost $301,169)	391,378

Registered Investment Company — 3.0%
37,597	Highland Global Allocation Fund (b)(f)	354,164

	Total Registered Investment Company (Cost $435,003)	354,164

Exchange-Traded Fund — 2.1%
35,300	ProShares Ultra VIX Short-Term Futures ETF (a)	242,158

	Total Exchange-Traded Fund (Cost $241,291)	242,158

Contracts
Purchased Put Options(a) — 0.2%
25	Total Purchased Put Options (Cost $19,117)	21,000

Principal Amount ($)		Value ($)
Repurchase Agreements(g)(h) — 5.2%
249,000	Bank of America Securities, Inc. 0.430%, dated 12/30/2022 to be repurchased on 01/03/2023, repurchase price $249,012 (collateralized by U.S. Government obligations, ranging in par value $989—$34,047, 1.500%—6.500%, 05/01/2037—05/01/2058; with total market value $253,980)	249,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2022	NexPoint Climate Tech Fund

Principal Amount ($)/Shares		Value ($)
Repurchase Agreements(g)(h) (continued)
249,000	RBC Dominion Securities, Inc. 0.430%, dated 12/30/2022 to be repurchased on 01/03/2023, repurchase price $249,012 (collateralized by U.S. Government obligations, ranging in par value $0—$68,175, 2.000%—6.000%, 06/01/2036—10/20/2052; with total market value $253,980)	249,000
121,936	Nomura Securities, Inc. 0.430%, dated 12/30/2022 to be repurchased on 01/03/2023, repurchase price $121,942 (collateralized by U.S. Government obligations, ranging in par value $0—$58,319, 1.973%—9.000%, 02/01/2023—07/01/2060; with total market value $124,375)	121,936

	Total Repurchase Agreements (Cost $619,936)	619,936

Cash Equivalents — 8.0%
MONEY MARKET FUND(i) — 8.0%
950,600	Dreyfus Treasury Obligations Cash Management, Institutional Class 4.170%	950,600

	Total Cash Equivalents (Cost $950,600)	950,600

Total Investments—105.8%		12,513,945

(Cost $13,685,035)
Securities Sold Short— (25.6)%
Exchange-Traded Funds — (20.5)%
(2,300)	First Trust NYSE Arca Biotechnology Index Fund (j)	(354,499)
(5,100)	Invesco Solar ETF (j)	(371,994)
(9,200)	iShares U.S. Home Construction ETF	(557,566)
(2,400)	iShares U.S. Infrastructure ETF	(87,024)
(4,300)	iShares U.S. Real Estate ETF	(362,017)
(6,500)	Materials Select Sector SPDR Fund	(504,920)
(3,100)	SPDR S&P Regional Banking ETF	(182,094)

	Total Exchange-Traded Funds (Proceeds $2,469,769)	(2,420,114)

Common Stock — (5.1)%
CONSUMER STAPLES — (0.8)%
(550)	WD-40 Co.	(88,665)

INDUSTRIALS — (3.4)%
(1,625)	Evoqua Water Technologies Corp. (j)	(64,350)
(4,100)	Fluence Energy, Inc., Class A (j)	(70,315)

Shares		Value ($)
INDUSTRIALS (continued)
(11,000)	SunPower Corp., Class A (j)	(198,330)
(635)	Xylem, Inc.	(70,212)

		(403,207)

INFORMATION TECHNOLOGY — (0.9)%
(1,000)	Universal Display Corp.	(108,040)

	Total Common Stock (Proceeds $640,028)	(599,912)

	Total Securities Sold Short - (25.6)% (Proceeds $3,109,797)	(3,020,026)

Other Assets & Liabilities, Net - 19.8%(k)		2,338,878

Net Assets - 100.0%		11,832,797

(a)	Non-Income producing security.
(b)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $2,887,532.
(c)

Securities (or a portion of securities) on loan. As of December 31, 2022, the fair value of securities loaned was $796,309. The loaned securities were secured with cash and/or securities collateral of $814,106. Collateral is calculated based on prior day’s prices.

(d)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
MPM Holdings, Inc.	Common Stock	5/15/2019	$—	$1,250,000	10.6%

(e)

Securities with a total aggregate value of $1,018, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy.

(f)	Affiliated issuer. Assets with a total aggregate fair value of $354,164, or 3.0% of net assets, were affiliated with the Fund as of December 31, 2022.
(g)	Tri-Party Repurchase Agreement.
(h)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2022 was $619,936.
(i)	Rate reported is 7 day effective yield.
(j)	No dividend payable on security sold short.
(k)	As of December 31, 2022, $2,691,682 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of December 31, 2022	NexPoint Climate Tech Fund

Purchased options contracts outstanding as of December 31, 2022 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTIONS:
Air Products and Chemicals, Inc.	$290.00	Pershing	March 2023	25	$725,000	$19,117	$21,000

Written options contracts outstanding as of December 31, 2022 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN PUT OPTIONS:
Air Products and Chemicals, Inc.	$250.00	Pershing	March 2023	(25)	($625,000)	($5,830)	($5,000)

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2022	NexPoint Funds II

Organization

NexPoint Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises one portfolio that is currently being offered. This report covers information for the period ended December 31, 2022 for the NexPoint Climate Tech Fund (the “Fund”).

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated NexPoint as the Fund’s valuation designee to perform the fair valuation determination for securities and other assets held by the Fund. NexPoint acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of NexPoint and certain of NexPoint’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee NexPoint’s fair value determinations. The Fund’s investments are recorded at fair value. In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (“NYSE”), National Association of Securities Dealers Automated Quotation (“NASDAQ”) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies established by NexPoint and approved by the Fund’s Board. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability to provide appropriate pricing services.

Securities for which market quotations are not readily available, or for which the Fund has determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV) will be valued by the Fund at fair value, as determined by the Pricing Committee in good faith in accordance with procedures established by NexPoint approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Pricing Committee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to its fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2022	NexPoint Funds II

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —

Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —

Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Valuation Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Valuation Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Fund’s common stocks, preferred stocks, that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise be less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of December 31, 2022	NexPoint Funds II

Affiliated Issuers

Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The table below shows affiliated issuers of the Fund as of December 31, 2022:

NexPoint Climate Tech Fund
Issuer	Shares at September 30, 2022	Beginning Value as of September 30, 2022 $	Purchases at Cost $	Proceeds from Sales $	Distribution to Return of Capital $	Net Realized Gain/(Loss) on Sales of Affiliated Issuers $	Change in Unrealized Appreciation/ (Depreciation) $	Ending Value as of December 31, 2022 $	Shares at December 31, 2022	Affiliated Income $	Cap Gain Distributions $
Majority Owned, Not Consolidated
None
Other Affiliates
NexPoint Residential Trust, Inc. (Common Stock)	28,488	1,316,431	—	(1,275,692)	—	617,290	(658,029)	—	—	—	—
Highland Global Allocation Fund (Registered Investment Company)	37,597	327,846	—	—	—	—	26,318	354,164	37,597	9,136	—
NexPoint Diversified Real Estate Trust (Registered Investment Company)	118,673	1,489,346	—	(1,641,247)	—	(469,207)	621,108	—	—	—	—
Other Controlled
None

Total	184,758	3,133,623	—	(2,916,939)	—	148,083	(10,603)	354,164	37,597	9,136	—

For more information with regard to significant accounting policies, see the most recent annual or semi-annual report filed with the U.S. Securities and Exchange Commission.